Intangible Assets and Goodwill	6 Months Ended
Jun. 30, 2023
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Intangible Assets and Goodwill

10.	Intangible Assets and Goodwill
a) Intangible assets
Details and movement of items composing intangible assets are as follows:

(In thousand Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at December 31, 2022	6,377	4,042	49,537	844	60,800

Additions	1,431	—	13,610	936	15,977
Disposal	—	(60)	(47)	—	(107)
Transfers	(55)	—	478	(423)	—
Amortization for the period	(730)	(287)	(6,330)	—	(7,347)
Translation differences	(6)	(29)	(1)	—	(36)

Balance at June 30, 2023	7,017	3,666	57,247	1,357	69,287

Cost
At December 31, 2022	8,777	4,578	64,577	844	78,776

At June 30, 2023	10,147	4,489	78,617	1,357	94,610

Accumulated amortization
At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)

At June 30, 2023	(3,130)	(823)	(21,370)	—	(25,323)

During the six months ended June 30, 2023, the Group made investments in several development projects, consisting of payroll expenses and other costs totaling to Euros 13,610 thousand as compared to Euros 26,807 thousand as of December 31, 2022.
The total additions of internally developed intangibles (Development costs and Software) was Euros 13,040 thousand for the six months ended June 30, 2023 as compared to Euros 20,204 thousand as of December 31, 2022 and which corresponds to the capitalization carried out by the Group in relation to the product development process, especially for the DC product under the names of Quasar and Supernova, AC product under the names of Pulsar, Cooper and Commander and MyWallbox software.
Additions of patents, licenses and similar, and computer software totaled Euros 1,431 thousand for the six months ended June 30, 2023, as compared to Euros 2,413 thousand for the year ended December 31, 2022 and due primarily to the implementation of new software applications. The patents and customer relationships category also include the registration of brands, logos, and design patents for different chargers.

The Group has items in use that were fully depreciated as of June 30, 2023 for an amount of Euros 231 thousand, as compared to Euros 0 as of December 31, 2022.
As of June 30, 2023, additions of intangible assets for which payment was still pending totaled Euros 1,944 thousand, as compared to Euros 845 thousand at December 31, 2022.
The Group has no restrictions on the realizability of its intangible assets and no pledge existed on these assets as of June 30, 2023 and December 31, 2022, respectively.
As of June 30, 2023, there were commitments for the acquisition of intangible assets for Euros 676 thousand, as compared to Euros 1,728 thousand at December 31, 2022 relating to the acquisition of tools and machinery for the manufacturing plants.
b) Goodwill
The Goodwill breakdown by CGU as of June 30, 2023, and December 31, 2022, is as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
Ares	5,571	5,571
Coil	3,438	3,503
Nordics	2,309	2,570
Electromaps / Software	3,457	3,457

Total	14,775	15,101
The change in the goodwill carrying amount corresponds to exchange differences impacting goodwill generated through Nordics and Coil business combinations.
During the six months ended June 30, 2023, no impairment indicators existed that could lead to the existence of impairment in relation to the goodwill or intangible assets of the Group. Goodwill is tested for impairment annually before year end, once budgets are approved.